Inventories (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Inventories

	12.31.2017	12.31.2016
Crude oil	3,647	3,524
Oil products	2,814	2,649
Intermediate products	613	700
Natural gas and LNG (*)	67	134
Biofuels	173	211
Fertilizers	25	26

Total products	7,339	7,244
Materials, supplies and others	1,150	1,243

Total	8,489	8,487

Current	8,489	8,475
Non-current	—	12

(*)	Liquefied Natural Gas